SCHEDULE III - Supplementary Insurance Information Supplementary Insurance Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred policy acquisition costs	$ 2,044	$ 1,961	$ 1,687
Future policy benefits, losses, claims, and loss expenses	43,310	39,057	34,389
Unearned premiums	25,219	23,858	20,134
Other policy claims and benefits payable	0	0	0
Premium revenue	81,661	70,799	58,665
Net investment income	3,549	2,803	1,866
Benefits, claims, losses, and settlement expenses	53,959	49,060	45,655
Amortization of deferred policy acquisition costs	6,096	5,383	4,665
Other operating expenses	12,553	9,462	6,242
Net premiums written	83,174	74,424	61,550
Personal Lines Segment
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Premium revenue	70,778	60,091	48,765
Benefits, claims, losses, and settlement expenses	46,662	41,443	37,749
Amortization of deferred policy acquisition costs	5,070	4,360	3,660
Other operating expenses	11,252	8,341	5,211
Net premiums written	72,558	63,470	51,412
Commercial Lines Segment
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Premium revenue	10,881	10,707	9,899
Benefits, claims, losses, and settlement expenses	7,296	7,610	7,900
Amortization of deferred policy acquisition costs	1,026	1,023	1,005
Other operating expenses	1,279	1,109	1,020
Net premiums written	10,613	10,953	10,138
Other Indemnity
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Premium revenue	2	1	1
Benefits, claims, losses, and settlement expenses	1	7	6
Amortization of deferred policy acquisition costs	0	0	0
Other operating expenses	22	12	11
Net premiums written	$ 3	$ 1	$ 0